Securities sold under repurchase agreements	12 Months Ended
Dec. 31, 2013
Securities Sold Under Repurchase Agreements [Abstract]
Repurchase Agreements Resale Agreements Securities Borrowed and Securities Loaned Disclosure [Text Block]
13.	Securities sold under repurchase agreements

The Bank’s financing transactions under repurchase agreements amounted to $286.2 million and $158.4 million as of December 31, 2013 and 2012, respectively.

During 2013, 2012 and 2011, interest expense related to financing transactions under repurchase agreements totaled $1.3 million, $1.7 million and $2.1 million, respectively, corresponding interest expense generated by the financing contracts under repurchase agreements. These expenses are included in the interest expense – short-term borrowings and debt line in the consolidated statements of income.